EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 4,099	$ 3,697
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (4,058)	$ (3,653)	$ (3,646)
Plan assets at fair value	3,693	3,321	3,451
Funded Status – Plan Deficit	(365)	(332)
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(3,719)	(3,347)
Plan assets at fair value	3,693	3,321
Funded Status	$ (26)	$ (26)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | Debt securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	32.00%	33.00%
Company debt or common shares included in plan assets, amount	$ 9	$ 8
Company debt or common shares included in plan assets, percentage	0.20%	0.30%
Pension Benefit Plans | Debt securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Debt securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	45.00%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	58.00%	56.00%
Company debt or common shares included in plan assets, amount	$ 15	$ 7
Company debt or common shares included in plan assets, percentage	0.40%	0.20%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	40.00%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	70.00%
Pension Benefit Plans | Alternatives
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	10.00%	11.00%
Pension Benefit Plans | Alternatives | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	5.00%
Pension Benefit Plans | Alternatives | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	15.00%
Pension Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (4,058)	$ (3,653)
Plan assets at fair value	3,693	3,321
Funded Status – Plan Deficit	(365)	(332)
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(2,397)	(3,347)
Plan assets at fair value	2,351	3,321
Funded Status	(46)	(26)
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(427)	(430)	(375)
Plan assets at fair value	406	376	$ 365
Funded Status – Plan Deficit	(21)	(54)
Other Post-Retirement Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(182)	(246)
Plan assets at fair value	0	0
Funded Status – Plan Deficit	$ (182)	$ (246)